          THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED NOVEMBER 17, 1998
                                   THE MUNDER FUNDS
                          SUPPLEMENT DATED JANUARY 13, 1999
                         TO PROSPECTUS DATED OCTOBER 27, 1998
                             CLASS A, B AND C SHARES OF:

 MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER GROWTH OPPORTUNITIES
        FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND,
       MUNDER MULTI-SEASON GROWTH FUND, MUNDER NETNET FUND, MUNDER REAL ESTATE
                EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND,
       MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON
         EMERGING MARKETS FUND, MUNDER FRAMLINGTON GLOBAL FINANCIAL SERVICES
                    FUND, MUNDER FRAMLINGTON HEALTHCARE FUND AND
                     MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND

                                  CHANGE OF ADDRESS

Please send your Account Application, exchange order or redemption request by mail to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 60428, KING OF PRUSSIA, PENNSYLVANIA 19406-0428.

                                   FUND HIGHLIGHTS

The "FUND HIGHLIGHTS--What Are the Key Facts Regarding the Funds? --WHAT ARE THE OPTIONS FOR INVESTMENT IN THE FUNDS?" section in the Prospectus is hereby deleted in its entirety and replaced with the following:

Q:  WHAT ARE THE OPTIONS FOR INVESTMENT IN THE FUNDS?

A: Each Fund, other than the NetNet Fund, offers five different investment options, or classes: Class A, B, C, K and Y. The NetNet Fund offers four different investment options, or classes: Class A, B, C and Y. Class K and Y shares, which are only offered to institutional and other qualified investors, are offered in other prospectuses.

                                   MAXIMUM FRONT              MAXIMUM
     CLASS     RULE 12b-1 FEES*  END SALES LOAD**             CDSC***
     -----     ----------------  ----------------             -------
    Class A          0.25%             5.5%                    None+
    Class B           1%               None                      5%
    Class C           1%               None           1%, if redeemed within 1
                                                          year of purchase

-------------------------------------

* An annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets.

** A one-time fee charged at the time of purchase of shares. The fee declines based on the amount you invest.

*** A contingent deferred sales charge ("CDSC") is a one-time fee charged at the time of redemption. The fee declines based on the length of time you hold the shares.

+ A CDSC of 1% is imposed on certain redemptions of Class A Shares if redeemed within one year of purchase.

   (i) If you invest over $250,000, you must buy Class A or Class C Shares.
(ii) Class B Shares convert automatically to Class A Shares after six years. Due to the level of Rule 12b-1 fees and the CDSC on Class B Shares versus Class A or Class C Shares, both (i) and (ii) are to your economic benefit.

                               FUND OPERATING EXPENSES

The "FUND OPERATING EXPENSES" section in the Prospectus with respect to the Munder NetNet Fund is hereby deleted and replaced with the following:

                                                        NETNET FUND
                                             ---------------------------------
 ANNUAL FUND OPERATING EXPENSES               CLASS A      CLASS B     CLASS C
 (AS A % OF AVERAGE NET ASSETS)               SHARES       SHARES      SHARES
---------------------------------             -------      -------     -------
 Advisory Fees...................              1.00%        1.00%       1.00%
 12b-1 Fees......................               .25%        1.00%       1.00%
 Other Expenses..................               .31%**       .31%**      .31%**
                                               ----         ----        ----
 Total Fund Operating Expenses...              1.56%**      2.31%**     2.31%**
                                               ----         ----        ----
                                               ----         ----        ----

---------
**The Advisor has voluntarily reimbursed the Fund for certain operating expenses. In the absence of such expense reimbursements, the total fund operating expenses would be 2.12%--Class A Shares, 2.60%--Class B Shares and 2.60%--Class C Shares.

The "EXAMPLE" section in the Prospectus is hereby deleted in its entirety and replaced with the following:

                                       EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return,
(2) redemption at the end of the time periods (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time periods. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                        BALANCED FUND                  GROWTH & INCOME FUND            GROWTH OPPORTUNITIES FUND
                                ----------------------------       ----------------------------      -----------------------------
                                CLASS A    CLASS B   CLASS C       CLASS A    CLASS B   CLASS C      CLASS A   CLASS B     CLASS C
                                SHARES     SHARES    SHARES        SHARES     SHARES    SHARES       SHARES    SHARES      SHARES
                                -------    -------   -------       -------    -------   -------      -------   -------     -------
 1 YEAR
 *    Redemption..........        $66        $71        $30          $67        $71       $30          $69       $73         $32
 *    No Redemption.......        $66        $20        $20          $67        $20       $20          $69       $22         $22
 3 YEARS
 *    Redemption..........        $90        $93        $60          $91        $94       $61          $97      $100         $67
 *    No Redemption.......        $90        $60        $60          $91        $61       $61          $97       $67         $67
 5 YEARS
 *    Redemption..........       $116       $127       $104         $117       $128      $105          ---       ---         ---
 *    No Redemption.......       $116       $104       $104         $117       $105      $105          ---       ---         ---
 10 YEARS*
 *    Redemption..........       $190       $188       $225         $192       $190      $227          ---       ---         ---
 *    No Redemption.......       $190       $188       $225         $192       $190      $227          ---       ---         ---


                            INTERNATIONAL EQUITY FUND              MICRO-CAP EQUITY FUND               MULTI-SEASON GROWTH FUND
                          -----------------------------        ----------------------------         -----------------------------
                          CLASS A    CLASS B    CLASS C        CLASS A   CLASS B    CLASS C         CLASS A    CLASS B    CLASS C
                          SHARES     SHARES     SHARES         SHARES    SHARES     SHARES          SHARES     SHARES     SHARES
                          -------    -------    -------        -------   -------    -------         -------    -------    -------
 1 YEAR
 *    Redemption..........   $67        $72        $30           $70        $75        $33             $67       $71         $30
 *    No Redemption.......   $67        $20        $20           $70        $23        $23             $67       $20         $20
 3 YEARS
 *    Redemption..........   $93        $96        $63          $101       $104        $71             $91       $95         $62
 *    No Redemption.......   $93        $63        $63          $101        $71        $71             $91       $62         $62
 5 YEARS
 *    Redemption..........  $120       $131       $108          $134       $145       $122            $118      $129        $106
 *    No Redemption.......  $120       $108       $108          $134       $122       $122            $118      $106        $106
 10 YEARS*
 *    Redemption..........  $198       $196       $234          $228       $226       $262            $194      $192        $229
 *    No Redemption.......  $198       $196       $234          $228       $226       $262            $194      $192        $229


                                                                    REAL ESTATE EQUITY
                                   NETNET FUND                        INVESTMENT FUND                    SMALL-CAP VALUE FUND
                          -----------------------------        ----------------------------         -----------------------------
                          CLASS A    CLASS B    CLASS C        CLASS A   CLASS B    CLASS C         CLASS A    CLASS B    CLASS C
                          SHARES     SHARES     SHARES         SHARES    SHARES     SHARES          SHARES     SHARES     SHARES
                          -------    -------    -------        -------   -------    -------         -------    -------    -------
 1 YEAR
 *    Redemption..........   $70        $75        $34           $67        $72        $31             $67       $72        $31
 *    No Redemption.......   $70        $24        $24           $67        $21        $21             $67       $21        $21
 3 YEARS
 *    Redemption..........  $102       $105        $72           $93        $97        $64             $93       $96        $63
 *    No Redemption.......  $102        $72        $72           $93        $64        $64             $93       $63        $63
 5 YEARS
 *    Redemption..........  $136       $147       $124          $122       $133       $110            $121      $132        $109
 *    No Redemption.......  $136       $124       $124          $122       $110       $110            $121      $109        $109
 10 YEARS*
 *    Redemption..........  $231       $229       $266          $202       $200       $237            $201      $198        $236
 *    No Redemption.......  $231       $229       $266          $202       $200       $237            $201      $198        $236


                                                                                                     FRAMLINGTON EMERGING MARKETS
                            SMALL COMPANY GROWTH FUND                   VALUE FUND                               FUND
                          -----------------------------        ----------------------------         -----------------------------
                          CLASS A    CLASS B    CLASS C        CLASS A   CLASS B    CLASS C         CLASS A    CLASS B    CLASS C
                          SHARES     SHARES     SHARES         SHARES    SHARES     SHARES          SHARES     SHARES     SHARES
                          -------    -------    -------        -------   -------    -------         -------    -------    -------
 1 YEAR
 *    Redemption..........   $67        $71        $30           $67        $72        $31             $73       $77         $36
 *    No Redemption.......   $67        $20        $20           $67        $21        $21             $73       $26         $26
 3 YEARS
 *    Redemption..........   $91        $94        $61           $92        $95        $63            $109      $112         $80
 *    No Redemption.......   $91        $61        $61           $92        $63        $63            $109       $80         $80
 5 YEARS
 *    Redemption..........  $118       $129       $105          $120       $129       $107            $148      $160        $137
 *    No Redemption.......  $118       $105       $105          $120       $107       $107            $148      $137        $137
 10 YEARS*
 *    Redemption..........  $193       $191       $228          $197       $195       $232            $258      $256        $292
 *    No Redemption.......  $193       $191       $228          $197       $195       $232            $258      $256        $292



                           FRAMLINGTON GLOBAL FINANCIAL                 FRAMLINGTON                FRAMLINGTON INTERNATIONAL GROWTH
                                  SERVICES FUND                       HEALTHCARE FUND                            FUND
                          -----------------------------        ----------------------------         -----------------------------
                          CLASS A    CLASS B    CLASS C        CLASS A   CLASS B    CLASS C         CLASS A    CLASS B    CLASS C
                          SHARES     SHARES     SHARES         SHARES    SHARES     SHARES          SHARES     SHARES     SHARES
                          -------    -------    -------        -------   -------    -------         -------    -------    -------
 1 YEAR
 *    Redemption..........  $69         $73       $32            $70        $75        $34             $70       $75         $34
 *    No Redemption.......  $69         $22       $22            $70        $24        $24             $70       $24         $24
 3 YEARS
 *    Redemption..........  $98        $101       $68           $102       $105        $73            $102      $105         $73
 *    No Redemption.......  $98         $68       $68           $102        $73        $73            $102       $73         $73
 5 YEARS
 *    Redemption..........  ---        ---        ---           $137       $148       $125            $137      $148        $125
 *    No Redemption.......  ---        ---        ---           $137       $125       $125            $137      $125        $125
 10 YEARS*
 *    Redemption..........  ---        ---        ---           $233       $231       $268            $233      $231        $268
 *    No Redemption.......  ---        ---        ---           $233       $231       $268            $233      $231        $268

-------------------------------

* Reflects conversion of Class B Shares to Class A Shares (which pay lower ongoing expenses) six years after purchase. Class B Shares of the Munder Funds purchased on or before June 27, 1995 are subject to a different CDSC schedule. See "REDEMPTIONS OF SHARES- What Price Do I Receive for Redeemed Shares?"

                                     CDSC WAIVERS

The "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?--CDSC Waivers" section in the Prospectus is deleted in its entirety and replaced with the following:

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

     * redemptions made within one year after the death of a shareholder or registered joint owner

     * minimum required distributions made from an IRA or other individual retirement plan account after you reach age 70 1/2

     *    involuntary redemptions made by the Fund

     * redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 for:

     * redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

     Consult the SAI for Class B Share CDSC waivers which apply when you redeem shares acquired in an exchange of shares of another Fund of the Company or the Trust that were purchased on or before June 27, 1995.

     We will waive the CDSC for Class B Shares for all redemptions by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                                   THE MUNDER FUNDS
                          SUPPLEMENT DATED JANUARY 13, 1999
                         TO PROSPECTUS DATED OCTOBER 27, 1998
                                  CLASS Y SHARES OF:

MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER GROWTH OPPORTUNITIES FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER
  MULTI-SEASON GROWTH FUND, MUNDER NETNET FUND, MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON
 GLOBAL FINANCIAL SERVICES FUND, MUNDER FRAMLINGTON HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND, MUNDER CASH INVESTMENT
 FUND, MUNDER MONEY MARKET FUND, MUNDER TAX-FREE MONEY MARKET FUND AND MUNDER
                 U.S. TREASURY MONEY MARKET FUND

                                  CHANGE OF ADDRESS

Please send your Account Application by mail to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 60428, KING OF PRUSSIA, PENNSYLVANIA 19406-0428.

                  THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED JANUARY 13, 1999
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                            CLASS A, B AND C SHARES OF:

              MUNDER CASH INVESTMENT FUND, MUNDER MONEY MARKET FUND,
    MUNDER TAX-FREE MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET FUND

                                 CHANGE OF ADDRESS

Please send your Account Application, exchange order or redemption request by mail to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 60428, KING OF PRUSSIA, PENNSYLVANIA 19406-0428.

The "EXAMPLE" section in the Prospectus is hereby deleted in its entirety and replaced with the following:

                                      EXAMPLE

       This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time periods. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL OPERATING PERFORMANCE OR EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                                         CLASS A SHARES
                               ---------------------------------------------------------------------
                                     CASH            MONEY      TAX-FREE MONEY   U.S. TREASURY MONEY
                               INVESTMENT FUND    MARKET FUND     MARKET FUND        MARKET FUND
                               ---------------    -----------     -----------        -----------
1 Year . . . . .                     $8                $9             $8                   $8
3 Years. . . . .                    $24               $28            $25                  $26
5 Years. . . . .                    $42               $49            $44                  $46
10 Years . . . .                    $95              $110            $98                 $102


     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in Class B Shares, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of the following time period and (3) no redemption at the end of the following time periods:

                                                  MONEY MARKET FUND
                                                    CLASS B SHARES
-----------------------------------------------------------------------------------------------------------------------
            1 YEAR                       3 YEARS                     5 YEARS                      10 YEARS*
           -------                       -------                     -------                      ---------
                   No                              No                           No                           No
Redemption      Redemption     Redemption     Redemption     Redemption     Redemption     Redemption     Redemption
----------      ----------     ----------     ----------     ----------     ----------     ----------     ----------
   $67              $17            $85            $52           $113            $89           $156          $156

--------------------
* Reflects conversion of Class B Shares to Class A Shares (which pay lower ongoing expenses) six years after date of original purchase.

     The following example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in Class C Shares, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of the following time periods and (3) no redemption at the end of one year:

                              MONEY MARKET FUND
                               CLASS C SHARES
--------------------------------------------------------------------------------
      1 YEAR
------------------------------
Redemption      No Redemption       3 YEARS        5 YEARS        10 YEARS
----------      --------------      --------       --------        --------
   $27               $17              $52             $89           $195

                                 CDSC WAIVERS

The "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?--CDSC Waivers" section in the Prospectus is deleted in its entirety and replaced with the following:

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of Class B Shares of the Money Market Fund which you purchased after June 27, 1995 for:

     - redemptions made within one year after the death of a shareholder or registered joint owner
     - minimum required distributions made from an IRA or other individual retirement plan account after you reach age 70 1/2
     -    involuntary redemptions made by the Fund
     - redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 for:

     - redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

     Consult the SAI for Class A Share CDSC waivers and Class B Share CDSC waivers which apply when you redeem shares of the Money Market Fund purchased on or before June 27, 1995.

                  THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                 THE MUNDER FUNDS
                         SUPPLEMENT DATED JANUARY 13, 1999
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                            CLASS A, B AND C SHARES OF:

   MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TAX-FREE BOND FUND,
      MUNDER  TAX-FREE BOND FUND AND MUNDER TAX-FREE INTERMEDIATE BOND FUND

                                 CHANGE OF ADDRESS

Please send your Account Application, exchange order or redemption request by mail to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 60428, KING OF PRUSSIA, PENNSYLVANIA 19406-0428.

The "EXAMPLE" section in the Prospectus is hereby deleted in its entirety and replaced with the following:

                                      EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return,
(2) redemption at the end of the time period (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time period. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                                                                                            INTERNATIONAL
                                     BOND FUND                     INTERMEDIATE BOND FUND                     BOND FUND
                          ------------------------------       -----------------------------        -----------------------------
                          CLASS A    CLASS B     CLASS C       CLASS A     CLASS B   CLASS C        CLASS A    CLASS B    CLASS C
                          SHARES     SHARES      SHARES        SHARES      SHARES    SHARES         SHARES     SHARES     SHARES
                          ------     ------      ------        ------      ------    ------         ------     ------     ------
1 YEAR
-    Redemption. . . . .     $49        $69        $28            $49         $69       $27            $51        $71        $29
-    No Redemption . . .     $49        $18        $18            $49         $17       $17            $51        $19        $19
3 YEARS
-    Redemption. . . . .     $69        $87        $54            $69         $86       $53            $74        $92        $59
-    No Redemption . . .     $69        $54        $54            $69         $53       $53            $74        $59        $59
5 YEARS
-    Redemption. . . . .     $91       $117        $93            $90        $115       $91            $99       $124       $101
-    No Redemption . . .     $91        $93        $93            $90         $91       $91            $99       $101       $101
10 YEARS*
-    Redemption. . . . .    $154       $164       $203           $150        $161      $199           $170       $181       $219
-    No Redemption . . .    $154       $164       $203           $150        $161      $199           $170       $181       $219

                                 U.S. GOVERNMENT                        MICHIGAN                             TAX-FREE
                                   INCOME FUND                     TAX-FREE BOND FUND                       BOND FUND
                          ------------------------------       -----------------------------        -----------------------------
                          CLASS A    CLASS B     CLASS C       CLASS A     CLASS B   CLASS C        CLASS A    CLASS B    CLASS C
                          SHARES     SHARES      SHARES        SHARES      SHARES    SHARES         SHARES     SHARES     SHARES
                          ------     ------      ------        ------      ------    ------         ------     ------     ------
1 YEAR
-    Redemption. . . . .     $49        $69        $28            $50         $69       $28            $49        $69        $27
-    No Redemption . . .     $49        $18        $18            $50         $18       $18            $49        $17        $17
3 YEARS
-    Redemption. . . . .     $69        $86        $53            $70         $88       $55            $69        $86        $53
-    No Redemption . . .     $69        $53        $53            $70         $55       $55            $69        $53        $53
5 YEARS
-    Redemption. . . . .     $90       $116        $92            $92        $118       $94            $90       $115        $91
-    No Redemption . . .     $90        $92        $92            $92         $94       $94            $90        $91        $91
10 YEARS*
-    Redemption. . . . .    $151       $162       $200           $156        $166      $205           $150       $161       $199
-    No Redemption . . .    $151       $162       $200           $156        $166      $205           $150       $161       $199

                                                   TAX-FREE INTERMEDIATE
                                                          BOND FUND
                                                ----------------------------
                                                CLASS A   CLASS B    CLASS C
                                                SHARES    SHARES     SHARES
                                                ------    ------     ------
 1 YEAR
 -    Redemption. . . . . . .                      $49       $69       $28
 -    No Redemption . . . . .                      $49       $18       $18
 3 YEARS
 -    Redemption. . . . . . .                      $69       $86       $53
 -    No Redemption . . . . .                      $69       $53       $53
 5 YEARS
 -    Redemption. . . . . . .                      $90      $116       $92
 -    No Redemption . . . . .                      $90       $92       $92
 10 YEARS*
 -    Redemption. . . . . . .                     $151      $162      $200
 -    No Redemption . . . . .                     $151      $162      $200

---------------------------

* Reflects conversion of Class B Shares to Class A Shares (which pay lower ongoing expenses) six years after purchase. Class B Shares of the Munder Funds purchased on or before June 27, 1995 are subject to a different CDSC schedule. See "REDEMPTIONS OF SHARES- What Price Do I Receive for Redeemed Shares?"

                                 CDSC WAIVERS

The "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?--CDSC Waivers" section in the Prospectus is deleted in its entirety and replaced with the following:

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

     - redemptions made within one year after the death of a shareholder or registered joint owner
     - minimum required distributions made from an IRA or other individual retirement plan account after you reach age 70 1/2
     -    involuntary redemptions made by the Fund
     - redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 for:

     - redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

     Consult the SAI for Class B Share CDSC waivers which apply when you redeem shares purchased on or before June 27, 1995.

     We will waive the CDSC for Class B Shares for all redemptions by Merrill Lynch Plans if: (i) the Plan is record kept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is record kept on a daily valuation basis by an independent record keeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Record keeping Service Agreement.

                   THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED JANUARY 13, 1999
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                              CLASS A AND B SHARES OF:

       MUNDER ALL-SEASON CONSERVATIVE FUND, MUNDER ALL-SEASON MODERATE FUND AND
                          MUNDER ALL-SEASON AGGRESSIVE FUND

                                  CHANGE OF ADDRESS

Please send your Account Application, exchange order or redemption request by mail to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 60428, KING OF PRUSSIA, PENNSYLVANIA 19406-0428.

The "EXAMPLE" section in the Prospectus is hereby deleted in its entirety and replaced with the following:

                                       EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time periods (including the deduction of the deferred sales charge, if any). THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                               CONSERVATIVE FUND         MODERATE FUND            AGGRESSIVE FUND
                             --------------------      -------------------      -------------------
                             CLASS A      CLASS B      CLASS A     CLASS B      CLASS A     CLASS B
                             SHARES       SHARES       SHARES      SHARES       SHARES      SHARES
                             -------      -------      -------     -------      -------     -------
1 YEAR
-  Redemption. . . . . .        $62          $66           $61         $65          $61         $65
-  No Redemption . . . .        $62          $14           $61         $13          $61         $13

3 YEARS
-  Redemption. . . . . .        $76          $77           $74         $76          $74         $76
-  No Redemption . . . .        $76          $44           $74         $43          $74         $43

5 YEARS
-  Redemption. . . . . .        $91         $100           $88         $97          $88         $97
-  No Redemption . . . .        $91          $76           $88         $73          $88         $73

10 YEARS*
-  Redemption. . . . . .       $135         $129          $130        $124         $130        $124
-  No Redemption . . . .       $135         $129          $130        $124         $130        $124

--------------
* Reflects conversion of Class B Shares to Class A Shares (which pay lower ongoing expenses) six years after purchase. Class B Shares of the Munder Funds purchased on or before June 27, 1995 are subject to a different CDSC schedule. See "REDEMPTIONS OF SHARES- What Price Do I Receive for Redeemed Shares?"

Based on the expenses for the Funds and the Underlying Funds shown above, and assuming the neutral asset allocation for each Fund set forth below, the average weighted expense ratio for each Fund, expressed as a percentage of each Fund's average daily net assets, is estimated to be as follows:

                                                            EXPENSE RATIO
                                                            -------------
                                                         CLASS A      CLASS B
                                                         -------      -------
                                                         SHARES       SHARES
                                                         ------       ------
Conservative Fund . . . . . . . . . . . . . . . .        1.44%        2.14%
Moderate Fund . . . . . . . . . . . . . . . . . .        1.55%        2.25%
Aggressive Fund . . . . . . . . . . . . . . . . .        1.67%        2.37%

                                    FUND CHOICES

The "FUND CHOICES--What are the Underlying Funds' Investments and Investment Practices? --Goal and Principal Investments for Equity Selection Fund" section in the Prospectus is deleted in its entirety and replaced with the following:

                               EQUITY SELECTION FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation.

     - Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock, including convertible bonds and convertible preferred stock.
     - The Advisor's dedicated research team invests the Fund's assets in Equity Securities which it believes are undervalued compared to stocks of other companies in the same industry.
     - The Fund generally invests in issuers with market capitalizations of at least $1 billion.
     - The Fund diversifies its assets by industry in approximately the same weightings as those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

                                     CDSC WAIVERS

The "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?--CDSC Waivers" section in the Prospectus is deleted in its entirety and replaced with the following:

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares for:

     - redemptions made within one year after the death of a shareholder or registered joint owner
     - minimum required distributions made from an IRA or other individual retirement plan account after you reach age 70 1/2
     -    involuntary redemptions made by the Fund
     - redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 for:

     - redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

     We will waive the CDSC for all redemptions of Class B Shares by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                   THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED JANUARY 13, 1999
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                                 CLASS Y SHARES OF:

      MUNDER ALL-SEASON CONSERVATIVE FUND, MUNDER ALL-SEASON MODERATE FUND AND
                         MUNDER ALL-SEASON AGGRESSIVE FUND

                                  CHANGE OF ADDRESS

Please send your Account Application by mail to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 60428, KING OF PRUSSIA, PENNSYLVANIA 19406-0428.

                                     FUND CHOICES

The "FUND CHOICES--What are the Underlying Funds' Investments and Investment Practices? --Goal and Principal Investments for Equity Selection Fund" section in the Prospectus is deleted in its entirety and replaced with the following:

                                EQUITY SELECTION FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation.

     - Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock, including convertible bonds and convertible preferred stock.
     - The Advisor's dedicated research team invests the Fund's assets in Equity Securities which it believes are undervalued compared to stocks of other companies in the same industry.
     - The Fund generally invests in issuers with market capitalizations of at least $1 billion.
     - The Fund diversifies its assets by industry in approximately the same weightings as those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

                   THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED JANUARY 13, 1999
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                              CLASS A, B, C SHARES OF:

                           THE MUNDER EQUITY SELECTION FUND

                                  CHANGE OF ADDRESS

Please send your Account Application, exchange order or redemption request by mail to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 60428, KING OF PRUSSIA, PENNSYLVANIA 19406-0428.

                                   FUND INFORMATION

The "FUND INFORMATION--Goal and Principal Investments" section in the Prospectus is deleted in its entirety and replaced with the following:

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation.

     - Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock, including convertible bonds and convertible preferred stock.
     - The Advisor's dedicated research team invests the Fund's assets in Equity Securities which it believes are undervalued compared to stocks of other companies in the same industry.
     - The Fund generally invests in issuers with market capitalizations of at least $1 billion.
     - The Fund diversifies its assets by industry in approximately the same weightings as those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

                                     CDSC WAIVERS

The "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?--CDSC Waivers" section in the Prospectus is deleted in its entirety and replaced with the following:

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

     - redemptions made within one year after the death of a shareholder or registered joint owner
     - minimum required distributions made from an IRA or other individual retirement plan account after you reach age 70 1/2
     -    involuntary redemptions made by the Fund
     - redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 for:

     - redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

     Consult the SAI for Class B Share CDSC waivers which apply when you redeem shares acquired in an exchange of shares of another Fund of the Company or the Trust that were purchased on or before June 27, 1995.

     We will waive the CDSC for Class B Shares for all redemptions by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                   THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED JANUARY 13, 1999
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                                 CLASS Y SHARES OF:

                           THE MUNDER EQUITY SELECTION FUND

                                  CHANGE OF ADDRESS

Please send your Account Application by mail to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 60428, KING OF PRUSSIA, PENNSYLVANIA 19406-0428.

                                   FUND INFORMATION

The "FUND INFORMATION--Goal and Principal Investments" section in the Prospectus is deleted in its entirety and replaced with the following:

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation.

     - Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock, including convertible bonds and convertible preferred stock.
     - The Advisor's dedicated research team invests the Fund's assets in Equity Securities which it believes are undervalued compared to stocks of other companies in the same industry.
     - The Fund generally invests in issuers with market capitalizations of at least $1 billion.
     - The Fund diversifies its assets by industry in approximately the same weightings as those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED JANUARY 13, 1999
                        TO PROSPECTUS DATED OCTOBER 27, 1998
                           MICHIGAN MUNICIPAL SHARES OF:

                           MUNDER SHORT TERM TREASURY FUND


                                  CHANGE OF ADDRESS

Please send your Account Application or redemption request by mail to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 60428, KING OF PRUSSIA, PENNSYLVANIA 19406-0428.

                                 THE MUNDER FUNDS
                         SUPPLEMENT DATED JANUARY 13, 1999
            TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 27, 1998

   MUNDER BALANCED FUND, MUNDER EQUITY SELECTION FUND, MUNDER GROWTH & INCOME
     FUND, MUNDER INDEX 500 FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER NETNET FUND,
     MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON
   EMERGING MARKETS FUND, MUNDER FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND, MUNDER FRAMLINGTON HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TAX-FREE BOND
    FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND, MUNDER CASH INVESTMENT FUND, MUNDER MONEY
  MARKET FUND, MUNDER TAX-FREE MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY
                                   MARKET FUND

                         INVESTMENT ADVISORY AGREEMENT

     The second paragraph of the "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS" section in the Statement of Additional Information is deleted in its entirety and replaced with the following:

     The Funds have entered into Investment Advisory Agreements (the "Advisory Agreements") with the Advisor on behalf of each Fund of the Company, the Trust and Framlington. The Advisory Agreements have been approved by the Boards of Directors/Trustees and by the shareholders of each Fund.

                               THE MUNDER FUNDS
                      SUPPLEMENT DATED JANUARY 13, 1999
       TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 27, 1998

  MUNDER ALL-SEASON AGGRESSIVE FUND, MUNDER ALL-SEASON CONSERVATIVE FUND,
                       MUNDER ALL-SEASON MODERATE FUND

                        INVESTMENT ADVISORY AGREEMENT

     The second paragraph of the "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS" section in the Statement of Additional Information is deleted in its entirety and replaced with the following:

     The Funds have entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Advisor on behalf of each Fund of the Company. The Advisory Agreement has been approved by the Board of Directors and by the shareholders of each Fund.